Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk	12 Months Ended
Dec. 31, 2018
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk

15. Hedging derivatives and fair value changes of the hedged items in portfolio hedges of interest rate risk

The balance of these headings in the accompanying consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of euros)
	2018	2017	2016
ASSETS
Hedging Derivatives	2.892	2.485	2.833
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(21)	(25)	17
LIABILITIES
Hedging Derivatives	2.680	2.880	2.347
Fair value changes of the hedged items in portfolio hedges of interest rate risk	-	(7)	-

As of December 31, 2018, 2017 and 2016, the main positions hedged by the Group and the derivatives designated to hedge those positions were:

  Fair value hedging:

- Fixed-interest debt securities at fair value through other comprehensive income and at amortized cost: The interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps) and forward sales.

- Long-term fixed-interest debt securities issued by the Bank: the interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps).

- Fixed-interest loans: The equity price risk of these instruments is hedged using interest rate derivatives (fixed-variable swaps).

- Fixed-interest and/or embedded derivative deposit portfolio hedges: it covers the interest rate risk through fixed-variable swaps. The valuation of the borrowed deposits corresponding to the interest rate risk is in the heading "Fair value changes of the hedged items in portfolio hedges of interest rate risk”.

  Cash-flow hedges: Most of the hedged items are floating interest-rate loans and asset hedges linked to the inflation of the financial assets at fair value through other comprehensive income portfolio. This risk is hedged using foreign-exchange, interest-rate swaps, inflation and FRA’s (“Forward Rate Agreement”).
  Net foreign-currency investment hedges: These hedged risks are foreign-currency investments in the Group’s foreign subsidiaries. This risk is hedged mainly with foreign-exchange options and forward currency sales and purchases.

Note 7 analyzes the Group’s main risks that are hedged using these derivatives.

The details of the net positions by hedged risk of the fair value of the hedging derivatives recognized in the accompanying consolidated balance sheets are as follows:

Hedging Derivatives Breakdown by type of risk and type of hedge (Millions of euros)
	2018		2017		2016
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	982	513	1.141	850	1.154	974
OTC options	5	158	100	111	125	118
OTC other	978	355	1.041	739	1.029	856
Equity	6	-	-	-	-	50
OTC options	6	-	-	-	-	50
Foreign exchange and gold	587	398	625	511	817	553
OTC other	587	398	625	511	817	553
FAIR VALUE HEDGES	1.575	912	1.766	1.362	1.970	1.577
Interest rate	221	562	244	533	194	358
OTC other	219	562	242	533	186	358
Organized market other	2	-	2	-	8	-
Foreign exchange and gold	955	873	119	714	248	118
OTC options	-	-	-	-	89	70
OTC other	955	873	119	714	160	48
CASH FLOW HEDGES	1.176	1.435	363	1.247	442	476
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	92	231	301	15	362	79
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	33	90	46	256	55	214
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	15	12	9	-	4	-
DERIVATIVES-HEDGE ACCOUNTING	2.892	2.680	2.485	2.880	2.833	2.347
of which: OTC - credit institutions	2.534	2.462	1.829	2.527	2.381	2.103
of which: OTC - other financial corporations	355	216	651	234	435	165
of which: OTC - other	2	2	2	120	9	79

The cash flows forecasts for the coming years for cash flow hedging recognized on the accompanying consolidated balance sheet as of December 31, 2018 are:

Cash Flows of Hedging Instruments (Millions of euros)
	3 Months or Less	From 3 Months to 1 Year	From 1 to 5 Years	More than 5 Years	Total
Receivable cash inflows	116	277	1.828	2.181	4.401
Payable cash outflows	139	517	2.215	2.221	5.092

The above cash flows will have an impact on the Group’s consolidated income statements until 2058.

In 2018, 2017 and 2016, there was no reclassification in the accompanying consolidated income statements of any amount corresponding to cash flow hedges that was previously recognized in equity (see Note 41).

The amount for derivatives designated as accounting hedges that did not pass the effectiveness test in December 31, 2018, 2017 and 2016 were not material.